Note 10 - Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statutory rate	34.00%	34.00%
Permanent differences	(10.30%)	(1.60%)
State and local income taxes	0.10%	0.00%
Credits and other	(0.10%)	6.10%
State tax rate true-up	5.30%	0.00%
Valuation allowance	(29.00%)	(38.50%)
Effective rate	0.00%	0.00%